Inventories - Additional Information (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Inventory Disclosure [Abstract]
LIFO inventory amount	$ 78.7	$ 62.5
Excess of FIFO over LIFO value	$ 27.0	$ 25.1